OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Government payables	$ 7,645	$ 7,344
TJP facility closure related accruals	5,044	4,603
Interest payable in relation to debentures	2,138	2,207
Others	3,153	2,465
Other current liabilities	$ 17,980	$ 16,619